Acquisition of Prismic Pharmaceutical - Schedule of black scholes options pricing model (Details)	1 Months Ended	12 Months Ended
	Jun. 28, 2019 Year $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Warrants [Abstract]
Grant date share price		$ 32.16
Expected dividend yield		0.00%	0.00%
Expected life (years)			2 years
Annualized volatility		100.00%	100.00%
Bottom of range
Warrants [Abstract]
Grant date share price			$ 4.42
Exercise price		$ 2.61	$ 4.42
Risk free interest rate		1.41%	1.70%
Expected life (years)		1 year 4 months 20 days
Top of range
Warrants [Abstract]
Grant date share price			$ 18.09
Exercise price		$ 26.73	$ 26.13
Risk free interest rate		1.52%	2.17%
Expected life (years)		6 years 6 months 18 days
Prismic Pharmaceuticals Inc. ("Prismic")
Share Options [Abstract]
Grant date share price	$ 32.16
Expected dividend yield	0.00%
Annualized volatility	100.00%
Warrants [Abstract]
Grant date share price	$ 32.16
Expected dividend yield	0.00%
Annualized volatility	100.00%
Prismic Pharmaceuticals Inc. ("Prismic") | Bottom of range
Share Options [Abstract]
Exercise price	$ 2.61
Risk free interest rate	1.39%
Expected life | Year	0.98
Warrants [Abstract]
Exercise price	$ 2.61
Risk free interest rate	1.41%
Expected life (years)	1 year 4 months 20 days
Prismic Pharmaceuticals Inc. ("Prismic") | Top of range
Share Options [Abstract]
Exercise price	$ 17.89
Risk free interest rate	1.66%
Expected life | Year	16.21
Warrants [Abstract]
Exercise price	$ 26.73
Risk free interest rate	1.52%
Expected life (years)	6 years 6 months 18 days